Revenue and related balances (Tables)	9 Months Ended
Sep. 30, 2024
Revenue From Contracts With Customers [Abstract]
Schedule of Disaggregation of Revenue
The following table presents a disaggregation of revenue for the three and nine months ended September 30:

	Three months ended September 30,		Nine months ended September 30,
	2024	2023	2024	2023
	$	$	$	$
Subscription revenue	52,615	43,588	150,326	123,278
Professional services	2,818	2,918	9,564	8,281
	55,433	46,506	159,890	131,559